OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

The other current assets as of December 31, 2022 and 2021 consist of the following:

	December 31,	December 31,
	2022	2021
Staff advance	$268,446	110,747
Deposit	65,659	33,713
VAT recoverable	18,861	61,697
Receivable for disposal	28,997	31,369
Others	4,991	21,644
Total of other current assets	$386,954	259,170